Commitments and Contingencies (Details Narrative)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 CNY (¥)
Operating lease rental expenses	$ 82,670	$ 258,476	$ 2,516,053
Variable Interest Entity [Member]
Accrued payroll	475,943
Claims	$ 475,943
Variable Interest Entity [Member] | RMB [Member]
Accrued payroll | ¥				¥ 105,476
Claims | ¥				¥ 105,476